Consolidated statements of cash flows - AUD ($) $ in Thousands	12 Months Ended
	Jun. 30, 2019	Jun. 30, 2018	Jun. 30, 2017
Cash flows from operating activities
Loss before income tax expense for the year	$ (10,270)	$ (6,039)	$ (10,670)
Adjustments for:
Depreciation and amortisation	1,084	1,547	1,420
Net loss on disposal of non-current assets	1	137	16
Impairment of property, plant and equipment	1	143
Share-based payments	246	165	517
Foreign exchange differences		(251)	454
Shares issued for no consideration		30
Gain on legal settlement		(8,411)
Make good credit and rental adjustment			15
(Gain)/loss on contingent consideration	63	(1,461)	764
Fair value loss on financial assets	1,809	3,944
Cash flows from used in operations before changes in working capital	(7,067)	(10,196)	(7,484)
Change in operating assets and liabilities:
Decrease/(increase) in trade and other receivables	825	1,724	(3,968)
Decrease/(increase) in income tax refund due			(1)
Decrease/(increase) in prepayments	398	(10)	(325)
Decrease/(increase) in trade and other payables	(409)	88	573
Increase/(decrease) in other provisions	(25)	(58)	23
(Decrease) in deposit paid			(96)
Decrease in deferred tax liability	(298)	(305)	(198)
Decrease/(increase) in accrued revenue	(138)	97	41
Net cash used in operating activities	(6,714)	(8,661)	(11,435)
Cash flows from investing activities
Payment for purchase of business, net of cash acquired			(7,097)
Payments for property, plant and equipment			(12)
Payments for intangibles			(8)
Proceeds from legal settlement		150
Proceeds from disposal of shares	2,359
Net cash used in investing activities	2,359	150	(7,117)
Cash flows from financing activities
Proceeds from issue of shares	3,816
Share issue transaction costs			(18)
Net cash from financing activities	3,816		(18)
Net decrease in cash and cash equivalents	(539)	(8,511)	(18,570)
Cash and cash equivalents at the beginning of the financial year	5,956	14,455	33,453
Effects of exchange rate changes on cash	17	12	(428)
Cash and cash equivalents at the end of the financial year	$ 5,434	$ 5,956	$ 14,455